[Letterhead of Metropolitan West Funds]

VIA EDGAR

August 5, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	METROPOLITAN WEST FUNDS (the “Registrant”)
File Nos. 333-18737 and 811-07989

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Statement of Additional Information for the Registrant does not differ from that contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Registrant’s Registration Statement filed on Form N-1A. The Amendment was filed electronically on July 30, 2010.

Please contact the undersigned if you have any questions or comments at (213) 244-1006.

Sincerely,

/s/ Joseph Hattesohl

Joseph Hattesohl

Treasurer, Principal Financial Officer and Principal Accounting Officer

cc: David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)